Annual Total Returns - Fidelity Japan Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity Japan Fund - Fidelity Japan Fund	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(15.85%)
Annual Return 2012	9.44%
Annual Return 2013	23.65%
Annual Return 2014	(8.44%)
Annual Return 2015	8.63%
Annual Return 2016	2.65%
Annual Return 2017	30.16%
Annual Return 2018	(14.84%)
Annual Return 2019	25.73%
Annual Return 2020	25.42%